Dividends	6 Months Ended
Jun. 30, 2026
Dividends
Dividends

13. Dividends

The 2025 final dividend was approved by shareholders at the Annual General Meeting on 28 April 2026 and the payment made on 5 May 2026 to shareholders on the register at the close of business on 20 March 2026.

NatWest Group plc announces an interim dividend for 2026 of £955 million or 12.0 pence per ordinary share. The interim dividend will be paid on 18 September 2026 to shareholders on the register at close of business on 14 August 2026. The ex-dividend date will be 13 August 2026.